Loans and Advances to Banks - Schedule of Loans and Advances to Banks (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of loans and advances to banks [line items]
Loans	€ 28,815	€ 28,864
Cash advances, overdrafts and other balances	4	5
Loans and advances to banks gross	28,819	28,869
Loan loss provisions	(8)	(11)
Loans and advances to banks	28,811	28,858	€ 29,988
Netherlands [member]
Disclosure of loans and advances to banks [line items]
Loans	7,899	10,381
Cash advances, overdrafts and other balances	1	3
Loans and advances to banks gross	7,900	10,384
Loan loss provisions	(1)
Loans and advances to banks	7,899	10,384
International [member]
Disclosure of loans and advances to banks [line items]
Loans	20,916	18,483
Cash advances, overdrafts and other balances	3	2
Loans and advances to banks gross	20,919	18,485
Loan loss provisions	(7)	(11)
Loans and advances to banks	€ 20,912	€ 18,474